Shareholders' Equity and Partners' Capital (Tables)	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Schedule of Stockholders' Equity

The following table presents MGP’s changes in shareholders’ equity for the nine months ended September 30, 2017:

	Total Class A Shareholders’ Equity	Noncontrolling Interest	Total Shareholders’ Equity
	(in thousands)
Balance at January 1, 2017	$1,333,817	$4,274,444	$5,608,261
Net income — January 1, 2017 to September 30, 2017	33,053	101,214	134,267
Other comprehensive loss — cash flow hedges	(644)	(2,348)	(2,992)
Share-based compensation	229	714	943
Deemed contribution — tax sharing agreement	—	3,903	3,903
Dividends and distributions declared and paid	(73,063)	(218,263)	(291,326)
Issuance of Class A shares	329,508	58,040	387,548
Other	(87)	(170)	(257)

Balance at September 30, 2017	$1,622,813	$4,217,534	$5,840,347

Schedule of Partners' Capital

The following table presents the Operating Partnership’s changes in partners’ capital for the nine months ended September 30, 2017:

	General Partner	Limited Partners	Total Partners’ Capital
	(in thousands)
Balance at January 1, 2017	$—	$5,608,261	$5,608,261
Net income — January 1, 2017 to September 30, 2017	—	134,267	134,267
Other comprehensive loss — cash flow hedges	—	(2,992)	(2,992)
Share-based compensation	—	943	943
Deemed contribution — tax sharing agreement	—	3,903	3,903
Distributions declared and paid	—	(291,326)	(291,326)
Issuance of Operating Partnership units	—	387,548	387,548
Other	—	(257)	(257)

Balance at September 30, 2017	$—	$5,840,347	$5,840,347